Common Stock (Details) - $ / shares	Sep. 30, 2015	May. 18, 2015	May. 13, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock.
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	15,000,000	10,000,000
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001